Templeton Funds
Statement of Investments (unaudited), November 30, 2020
Templeton Foreign Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks 89.7%
Australia 0.5%
Downer EDI Ltd. ................. Commercial Services & Supplies 4,912,542 $ 18,664,145
Belgium 0.5%
a
Galapagos NV .................. Biotechnology 157,031 19,234,518
a
Brazil 1.3%
Wheaton Precious Metals Corp. ..... Metals & Mining 1,201,999 46,395,542
Canada 0.8%
Husky Energy, Inc. ............... Oil, Gas & Consumable Fuels 6,675,865 27,088,977
China 3.9%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 1,420,640 46,671,062
a
Baidu, Inc., ADR ................. Interactive Media & Services 364,568 50,671,306
b
Sinopec Engineering Group Co. Ltd., H Construction & Engineering 45,622,300 20,246,343
Sinopharm Group Co. Ltd., H ....... Health Care Providers & Services 7,806,579 19,323,495
136,912,206
France 2.3%
a
Dassault Aviation SA .............. Aerospace & Defense 29,680 30,333,290
Sanofi ......................... Pharmaceuticals 476,486 48,025,205
78,358,495
Germany 8.4%
Bayer AG ...................... Pharmaceuticals 1,545,072 89,009,912
Bayerische Motoren Werke AG ...... Automobiles 586,173 50,857,663
c
Covestro AG, 144A, Reg S ......... Chemicals 735,051 40,897,036
E.ON SE ....................... Multi-Utilities 5,457,759 59,050,638
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 604,449 50,850,233
290,665,482
Hong Kong 4.5%
AIA Group Ltd. .................. Insurance 5,903,853 64,792,012
CK Asset Holdings Ltd. ............ Real Estate Management & Development 11,079,206 60,541,609
Swire Pacific Ltd., A .............. Real Estate Management & Development 3,997,362 22,905,968
Value Partners Group Ltd. .......... Capital Markets 17,173,189 9,302,629
157,542,218
India 1.9%
Housing Development Finance Corp.
Ltd. ......................... Thrifts & Mortgage Finance 2,169,157 65,845,724
Japan 24.9%
Hitachi Ltd. ..................... Electronic Equipment, Instruments &
Components 2,068,184 78,499,153
Honda Motor Co. Ltd. ............. Automobiles 1,674,535 46,591,042
Isuzu Motors Ltd. ................ Automobiles 5,096,656 49,543,517
Kirin Holdings Co. Ltd. ............ Beverages 2,800,936 60,818,614
Komatsu Ltd. ................... Machinery 1,753,567 42,767,822
Matsumotokiyoshi Holdings Co. Ltd. .. Food & Staples Retailing 1,204,454 56,221,068
Mitsui Fudosan Co. Ltd. ........... Real Estate Management & Development 2,368,493 49,411,774
Nippon Television Holdings, Inc. ..... Media 1,088,496 11,840,581
Seria Co. Ltd. ................... Multiline Retail 682,367 24,081,261
Sony Corp. ..................... Household Durables 565,814 52,728,172
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 1,696,493 62,990,400
Sumitomo Mitsui Financial Group, Inc. . Banks 1,700,723 48,902,493
Sundrug Co. Ltd. ................. Food & Staples Retailing 1,264,819 53,024,477
Taisei Corp. .................... Construction & Engineering 893,000 31,417,122
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 2,901,020 103,779,830

Templeton Funds
Statement of Investments (unaudited)
Templeton Foreign Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
TBS Holdings, Inc. ............... Media 1,192,568 $ 21,276,424
Topcon Corp. ................... Electronic Equipment, Instruments &
Components 710,000 9,006,923
Tosoh Corp. .................... Chemicals 1,683,121 26,361,482
Toyota Industries Corp. ............ Auto Components 475,436 34,263,999
863,526,154
Luxembourg 1.9%
a
ArcelorMittal SA ................. Metals & Mining 3,639,222 66,168,285
a
Netherlands 6.4%
EXOR NV ...................... Diversified Financial Services 305,979 21,401,249
c
Flow Traders, 144A, Reg S ......... Capital Markets 539,721 17,371,703
a
ING Groep NV .................. Banks 4,527,770 44,036,619
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 532,357 84,335,996
SBM Offshore NV ................ Energy Equipment & Services 3,031,039 56,524,723
223,670,290
Norway 1.6%
Equinor ASA .................... Oil, Gas & Consumable Fuels 3,542,085 55,132,615
Portugal 1.0%
Galp Energia SGPS SA, B ......... Oil, Gas & Consumable Fuels 3,146,927 33,759,835
South Korea 7.3%
KB Financial Group, Inc. ........... Banks 1,814,923 74,880,669
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 2,290,565 137,803,632
Shinhan Financial Group Co. Ltd. .... Banks 1,339,160 39,354,768
252,039,069
Spain 1.0%
Amadeus IT Group SA ............ IT Services 290,086 19,945,929
a
Tecnicas Reunidas SA ............ Energy Equipment & Services 1,126,810 13,825,968
33,771,897
Switzerland 1.5%
Roche Holding AG ............... Pharmaceuticals 154,370 50,699,584
Taiwan 2.6%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 5,232,164 88,853,705
Thailand 1.2%
Kasikornbank PCL ............... Banks 11,050,667 40,070,427
United Kingdom 10.9%
BAE Systems plc ................ Aerospace & Defense 7,014,420 46,791,804
BP plc ......................... Oil, Gas & Consumable Fuels 14,455,148 46,926,380
CK Hutchison Holdings Ltd. ......... Industrial Conglomerates 11,025,586 79,976,495
Imperial Brands plc ............... Tobacco 3,181,295 57,420,805
a
Informa plc ..................... Media 3,239,360 22,687,659
a
International Consolidated Airlines
Group SA ..................... Airlines 13,222,210 26,675,154
a
Standard Chartered plc ............ Banks 11,407,711 67,768,781
Vodafone Group plc .............. Wireless Telecommunication Services 19,045,689 31,071,039
379,318,117

Templeton Funds
Statement of Investments (unaudited)
Templeton Foreign Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 17.
a a Industry Shares a Value
a
Common Stocks
(continued)
United States 5.3%
Avnet, Inc. ..................... Electronic Equipment, Instruments &
Components 1,086,053 $ 32,961,709
a
Berkshire Hathaway, Inc., B ......... Diversified Financial Services 294,109 67,324,491
a
Booking Holdings, Inc. ............ Internet & Direct Marketing Retail 17,540 35,579,013
ManpowerGroup , Inc. ............. Professional Services 539,171 46,719,167
182,584,380
Total Common Stocks (Cost $2,786,018,736) ....................................
3,110,301,665
Short Term Investments 4.2%
a a
Principal
Amount
*
a Value
a a a a a a
Time Deposits 4.2%
Canada 2.0%
Royal Bank of Canada, 0.06%, 12/01/20 70,000,000 70,000,000
France 2.2%
BNP Paribas SA, 0.08%, 12/01/20 .... 77,000,000 77,000,000
Total Time Deposits (Cost $147,000,000) .......................................
147,000,000
Industry Shares
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 44,246 44,246
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$44,246) ....................................................................
44,246
a a a a a
Total Short Term Investments (Cost $147,044,246 ) ...............................
147,044,246
a a a
a
Total Investments (Cost $2,933,062,982) 93.9% ..................................
$3,257,345,911
Other Assets, less Liabilities 6.1% .............................................
210,528,265
Net Assets 100.0% ...........................................................
$3,467,874,176
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at November 30, 2020.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2020, the aggregate value of these securities was $58,268,739, representing 1.7% of net assets.
d
See Note 6 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Statement of Investments (unaudited), November 30, 2020
Templeton International Climate Change Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry Shares a Value
a
Common Stocks 96.2%
Belgium 5.0%
Recticel SA ..................... Chemicals 756 $ 8,579
Solvay SA ...................... Chemicals 349 39,862
Umicore SA .................... Chemicals 1,702 76,341
124,782
China 2.8%
Xinyi Solar Holdings Ltd. ........... Semiconductors & Semiconductor Equipment 26,413 48,376
Zhuzhou CRRC Times Electric Co. Ltd.,
H ........................... Electrical Equipment 6,500 20,457
68,833
Denmark 7.3%
a
Orsted A/S, 144A, Reg S ........... Electric Utilities 439 78,981
Vestas Wind Systems A/S .......... Electrical Equipment 498 101,490
180,471
France 12.0%
Air Liquide SA ................... Chemicals 269 43,956
Cie de Saint-Gobain .............. Building Products 1,646 77,968
Danone SA ..................... Food Products 535 34,497
Sanofi ......................... Pharmaceuticals 647 65,211
Schneider Electric SE ............. Electrical Equipment 276 38,451
b
SPIE SA ....................... Commercial Services & Supplies 1,814 36,868
296,951
Germany 11.0%
E.ON SE ....................... Multi-Utilities 6,177 66,832
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 2,754 97,156
LANXESS AG ................... Chemicals 531 36,939
Siemens AG .................... Industrial Conglomerates 524 69,935
270,862
India 5.0%
b
Azure Power Global Ltd. ........... Independent Power and Renewable Electricity
Producers 2,600 98,410
NHPC Ltd. ..................... Independent Power and Renewable Electricity
Producers 82,721 23,958
122,368
Italy 4.4%
Prysmian SpA ................... Electrical Equipment 3,335 109,768
Japan 9.4%
East Japan Railway Co. ........... Road & Rail 800 49,481
KH Neochem Co. Ltd. ............. Chemicals 1,000 26,548
Rinnai Corp. .................... Household Durables 300 35,003
Sekisui House Ltd. ............... Household Durables 1,300 23,312
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 1,600 59,408
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 1,091 39,029
232,781
Mexico 1.6%
Industrias Bachoco SAB de CV, B .... Food Products 11,500 39,855
Netherlands 8.2%
b
Arcadis NV ..................... Construction & Engineering 2,906 88,751

Templeton Funds
Statement of Investments (unaudited)
Templeton International Climate Change Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Netherlands (continued)
a,b
Signify NV, 144A, Reg S ........... Electrical Equipment 2,697 $ 113,674
202,425
South Korea 5.9%
a
Samsung Electronics Co. Ltd., GDR,
Reg S ....................... Technology Hardware, Storage & Peripherals 55 83,319
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 129 62,157
145,476
Spain 9.1%
a
Befesa SA, 144A, Reg S ........... Commercial Services & Supplies 992 51,528
Siemens Gamesa Renewable Energy
SA .......................... Electrical Equipment 3,752 134,550
b
Soltec Power Holdings SA .......... Electrical Equipment 5,422 38,802
224,880
Sweden 2.9%
BillerudKorsnas AB ............... Containers & Packaging 4,421 71,045
Switzerland 4.3%
b
Landis+Gyr Group AG ............. Electronic Equipment, Instruments &
Components 713 51,342
STMicroelectronics NV ............ Semiconductors & Semiconductor Equipment 1,370 53,966
105,308
Taiwan 6.3%
Giant Manufacturing Co. Ltd. ........ Leisure Products 5,500 54,288
Nan Pao Resins Chemical Co. Ltd. ... Chemicals 4,300 23,435
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .................. Semiconductors & Semiconductor Equipment 800 77,616
155,339
United Kingdom 1.0%
b
DS Smith plc .................... Containers & Packaging 5,629 24,632
b
Total Common Stocks (Cost $1,663,364) .......................................
2,375,776
Short Term Investments 3.7%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.7%
United States 3.7%
c,d
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 90,408 90,408
Total Money Market Funds (Cost $90,408) ......................................
90,408
a a a a a
Total Short Term Investments (Cost $90,408 ) ...................................
90,408
a a a
a
Total Investments (Cost $1,753,772) 99.9% .....................................
$2,466,184
Other Assets, less Liabilities 0.1% .............................................
4,210
Net Assets 100.0% ...........................................................
$2,470,394
a a a

Templeton Funds
Statement of Investments (unaudited)
Templeton International Climate Change Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 17 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2020, the aggregate value of these securities was $327,502, representing 13.3% of net assets.
b
Non-income producing.
c
See Note 6 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Statement of Investments (unaudited), November 30, 2020
Templeton World Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks 91.2%
Belgium 2.4%
Anheuser-Busch InBev SA/NV ...... Beverages 1,111,663 $ 74,101,174
Brazil 1.6%
Wheaton Precious Metals Corp. ..... Metals & Mining 1,263,372 48,764,457
China 4.0%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 1,596,671 52,454,057
Gree Electric Appliances, Inc. of Zhuhai,
A ........................... Household Durables 1,966,020 19,894,050
Yum China Holdings, Inc. .......... Hotels, Restaurants & Leisure 880,287 49,630,581
121,978,688
Denmark 1.0%
AP Moller - Maersk A/S, B .......... Marine 14,656 29,875,390
France 4.0%
Danone SA ..................... Food Products 175,175 11,295,276
Pernod Ricard SA ................ Beverages 154,236 29,469,672
Sanofi ......................... Pharmaceuticals 822,578 82,907,950
123,672,898
Germany 6.0%
a
adidas AG ...................... Textiles, Apparel & Luxury Goods 66,932 21,359,131
Bayer AG ...................... Pharmaceuticals 707,810 40,776,162
E.ON SE ....................... Multi-Utilities 5,481,704 59,309,713
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 700,307 24,705,434
Siemens AG .................... Industrial Conglomerates 270,372 36,084,760
a
Siemens Energy AG .............. Electrical Equipment 108,331 3,217,374
185,452,574
Hong Kong 1.8%
AIA Group Ltd. .................. Insurance 5,111,204 56,093,062
Japan 15.8%
East Japan Railway Co. ........... Road & Rail 150,500 9,308,579
Honda Motor Co. Ltd. ............. Automobiles 1,380,023 38,396,754
Isuzu Motors Ltd. ................ Automobiles 1,445,300 14,049,456
a
Japan Airlines Co. Ltd. ............ Airlines 1,393,810 26,279,798
Keisei Electric Railway Co. Ltd. ...... Road & Rail 208,400 6,971,873
Kirin Holdings Co. Ltd. ............ Beverages 2,200,202 47,774,471
Komatsu Ltd. ................... Machinery 1,883,300 45,931,886
Kyocera Corp. ................... Electronic Equipment, Instruments &
Components 871,200 49,610,894
Makita Corp. .................... Machinery 658,700 34,004,167
Mitsubishi Electric Corp. ........... Electrical Equipment 2,530,700 37,079,649
Nexon Co. Ltd. .................. Entertainment 761,425 22,965,530
Panasonic Corp. ................. Household Durables 2,798,023 29,675,976
Sony Corp. ..................... Household Durables 526,700 49,083,141
Sumitomo Mitsui Financial Group, Inc. . Banks 903,474 25,978,440
Suntory Beverage & Food Ltd. ...... Beverages 830,210 30,319,202
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 569,337 20,367,215
487,797,031
Luxembourg 2.1%
a
ArcelorMittal SA ................. Metals & Mining 1,977,234 35,950,042
SES SA, FDR ................... Media 3,297,157 29,816,088
65,766,130

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Macau 1.1%
Galaxy Entertainment Group Ltd. .... Hotels, Restaurants & Leisure 4,547,665 $ 34,507,160
Netherlands 2.0%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 258,729 40,987,848
Royal Dutch Shell plc, B ........... Oil, Gas & Consumable Fuels 1,161,565 18,652,506
59,640,354
South Korea 4.6%
KB Financial Group, Inc. ........... Banks 726,024 29,954,529
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,842,188 110,828,637
140,783,166
Switzerland 2.7%
Roche Holding AG ............... Pharmaceuticals 255,449 83,896,859
Thailand 0.9%
Bangkok Bank PCL ............... Banks 6,925,113 28,460,375
United Kingdom 6.2%
BAE Systems plc ................ Aerospace & Defense 4,642,028 30,966,048
BP plc ......................... Oil, Gas & Consumable Fuels 8,707,866 28,268,727
Burberry Group plc ............... Textiles, Apparel & Luxury Goods 1,553,904 35,601,953
Compass Group plc .............. Hotels, Restaurants & Leisure 2,112,246 37,160,807
a
InterContinental Hotels Group plc .... Hotels, Restaurants & Leisure 437,560 26,991,772
a
International Consolidated Airlines
Group SA ..................... Airlines 9,484,031 19,133,563
a
Whitbread plc ................... Hotels, Restaurants & Leisure 330,500 13,246,439
191,369,309
United States 35.0%
American Express Co. ............ Consumer Finance 291,995 34,627,687
a
Booking Holdings, Inc. ............ Internet & Direct Marketing Retail 28,043 56,883,823
BorgWarner, Inc. ................. Auto Components 582,697 22,637,778
Comcast Corp., A ................ Media 1,216,628 61,123,391
a
Dollar Tree, Inc. ................. Multiline Retail 635,032 69,370,896
DuPont de Nemours, Inc. .......... Chemicals 606,444 38,472,807
a
EPAM Systems, Inc. .............. IT Services 158,619 51,127,662
Freeport-McMoRan, Inc. ........... Metals & Mining 1,639,254 38,342,151
Gilead Sciences, Inc. ............. Biotechnology 9,791 594,020
Honeywell International, Inc. ........ Industrial Conglomerates 144,235 29,412,401
Kellogg Co. ..................... Food Products 582,769 37,244,767
Kroger Co. (The) ................. Food & Staples Retailing 1,225,328 40,435,824
a
Laboratory Corp. of America Holdings . Health Care Providers & Services 150,752 30,126,280
Lear Corp. ..................... Auto Components 156,960 22,437,432
Marathon Petroleum Corp. ......... Oil, Gas & Consumable Fuels 802,440 31,198,867
Medtronic plc ................... Health Care Equipment & Supplies 324,074 36,847,214
Ross Stores, Inc. ................ Specialty Retail 428,582 46,081,137
Southern Co. (The) ............... Electric Utilities 459,968 27,529,085
Southwest Airlines Co. ............ Airlines 444,364 20,591,828
Stanley Black & Decker, Inc. ........ Machinery 104,620 19,282,512
Starbucks Corp. ................. Hotels, Restaurants & Leisure 264,910 25,966,478
Sysco Corp. .................... Food & Staples Retailing 903,268 64,393,976
TJX Cos., Inc. (The) .............. Specialty Retail 714,298 45,365,066
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 154,015 20,474,754
United Parcel Service, Inc., B ....... Air Freight & Logistics 193,347 33,075,871
Verizon Communications, Inc. ....... Diversified Telecommunication Services 1,262,327 76,257,174
Walt Disney Co. (The) ............. Entertainment 435,859 64,511,491

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At November 30, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3.
a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 234,933 $ 35,033,209
1,079,445,581
Total Common Stocks (Cost $2,268,058,252) ....................................
2,811,604,208
Short Term Investments 7.8%
a a
Principal
Amount
*
a Value
a a a a a a
Time Deposits 7.8%
Canada 4.9%
National Bank of Canada, 0.05%,
12/01/20 ..................... 47,000,000 47,000,000
Royal Bank of Canada, 0.06%, 12/01/20 103,000,000 103,000,000
France 2.9%
BNP Paribas SA, 0.08%, 12/01/20 .... 90,000,000 90,000,000
Total Time Deposits (Cost $240,000,000) .......................................
240,000,000
a a a a a
Total Short Term Investments (Cost $240,000,000 ) ...............................
240,000,000
a a a
a
Total Investments (Cost $2,508,058,252) 99.0% ..................................
$3,051,604,208
Other Assets, less Liabilities 1.0% .............................................
31,675,652
Net Assets 100.0% ...........................................................
$3,083,279,860
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 2,884,152 3,732,121 1/19/21 $ 115,020 $ —
British Pound ...... BOFA Sell 37,043,088 48,197,642 1/19/21 3,825 (1,217,587)
British Pound ...... BZWS Buy 2,884,152 3,732,227 1/19/21 114,914 —
British Pound ...... BZWS Sell 37,319,368 48,554,068 1/19/21 2,703 (1,228,566)
British Pound ...... CITI Buy 2,884,152 3,733,174 1/19/21 113,967 —
British Pound ...... CITI Sell 37,041,979 48,190,788 1/19/21 4,055 (1,223,190)
British Pound ...... HSBK Buy 2,884,152 3,732,381 1/19/21 114,760 —
British Pound ...... HSBK Sell 29,552,010 38,517,324 1/19/21 4,648 (906,453)
British Pound ...... UBSW Buy 2,884,152 3,732,372 1/19/21 114,769 —
British Pound ...... UBSW Sell 37,328,902 48,559,865 1/19/21 3,157 (1,235,940)
Canadian Dollar .... BOFA Buy 8,337,920 6,311,929 1/19/21 109,966 —
Canadian Dollar .... BOFA Sell 21,171,586 15,990,624 1/19/21 — (315,808)
Canadian Dollar .... BZWS Buy 10,737,920 8,156,722 1/19/21 113,662 —
Canadian Dollar .... BZWS Sell 21,174,763 15,993,495 1/19/21 — (315,383)
Canadian Dollar .... CITI Buy 8,337,920 6,312,829 1/19/21 109,068 —
Canadian Dollar .... CITI Sell 21,172,729 15,992,055 1/19/21 — (315,257)
Canadian Dollar .... HSBK Buy 8,337,920 6,312,392 1/19/21 109,503 —
Canadian Dollar .... HSBK Sell 21,171,300 15,991,253 1/19/21 — (314,958)
Canadian Dollar .... UBSW Buy 8,337,920 6,312,725 1/19/21 109,170 —

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Canadian Dollar .... UBSW Sell 21,173,506 15,989,658 1/19/21 $ — $ (318,252)
Danish Krone ...... BOFA Buy 7,868,831 1,248,898 1/19/21 13,838 —
Danish Krone ...... BOFA Sell 45,775,679 7,221,424 1/19/21 — (124,349)
Danish Krone ...... BZWS Buy 7,868,831 1,248,835 1/19/21 13,902 —
Danish Krone ...... BZWS Sell 44,749,142 7,058,959 1/19/21 — (122,082)
Danish Krone ...... CITI Buy 7,868,831 1,248,934 1/19/21 13,804 —
Danish Krone ...... CITI Sell 37,355,315 5,892,434 1/19/21 — (102,095)
Danish Krone ...... HSBK Buy 7,868,831 1,248,786 1/19/21 13,950 —
Danish Krone ...... HSBK Sell 37,346,642 5,893,475 1/19/21 — (99,663)
Danish Krone ...... UBSW Buy 7,868,831 1,248,848 1/19/21 13,890 —
Danish Krone ...... UBSW Sell 45,789,155 7,222,783 1/19/21 — (125,153)
Euro ............. BOFA Buy 4,856,523 5,690,242 1/19/21 111,544 —
Euro ............. BOFA Sell 78,887,823 92,665,727 1/19/21 — (1,576,660)
Euro ............. BZWS Buy 4,856,523 5,689,956 1/19/21 111,831 —
Euro ............. BZWS Sell 78,897,410 92,677,705 1/19/21 — (1,576,137)
Euro ............. CITI Buy 4,856,523 5,693,088 1/19/21 108,699 —
Euro ............. CITI Sell 78,877,470 92,627,450 1/19/21 — (1,602,570)
Euro ............. HSBK Buy 4,856,523 5,690,776 1/19/21 111,010 —
Euro ............. HSBK Sell 78,878,513 92,652,343 1/19/21 — (1,578,923)
Euro ............. UBSW Buy 4,856,523 5,690,184 1/19/21 111,603 —
Euro ............. UBSW Sell 78,879,542 92,646,764 1/19/21 — (1,585,732)
Hong Kong Dollar ... BOFA Sell 236,805,093 30,541,033 1/19/21 — (13,114)
Hong Kong Dollar ... BZWS Sell 236,804,636 30,541,053 1/19/21 — (13,035)
Hong Kong Dollar ... CITI Sell 236,820,457 30,543,251 1/19/21 — (12,879)
Hong Kong Dollar ... HSBK Sell 236,772,507 30,538,107 1/19/21 — (11,836)
Hong Kong Dollar ... UBSW Sell 109,831,008 14,165,339 1/19/21 — (5,779)
Japanese Yen ...... BOFA Buy 1,189,588,934 11,397,430 1/19/21 11,002 (1,483)
Japanese Yen ...... BOFA Sell 11,252,515,116 106,986,327 1/19/21 — (913,860)
Japanese Yen ...... BZWS Buy 1,189,588,934 11,397,992 1/19/21 10,177 (1,220)
Japanese Yen ...... BZWS Sell 11,252,479,950 106,988,962 1/19/21 — (910,888)
Japanese Yen ...... CITI Buy 1,189,588,934 11,399,535 1/19/21 9,747 (2,332)
Japanese Yen ...... CITI Sell 11,252,569,457 106,966,847 1/19/21 — (933,862)
Japanese Yen ...... HSBK Buy 1,189,588,934 11,397,764 1/19/21 10,668 (1,483)
Japanese Yen ...... HSBK Sell 11,251,410,843 106,977,543 1/19/21 — (912,055)
Japanese Yen ...... UBSW Buy 689,588,934 6,611,872 1/19/21 2,061 (1,475)
Japanese Yen ...... UBSW Sell 10,607,949,155 100,852,182 1/19/21 — (867,273)
South Korean Won .. BOFA Sell 32,231,265,971 28,206,401 1/19/21 3,855 (906,477)
South Korean Won .. BZWS Sell 11,933,302,375 10,519,725 1/19/21 3,243 (260,841)
South Korean Won .. CITI Sell 28,124,704,198 24,613,820 1/19/21 4,161 (790,605)
South Korean Won .. GSCO Sell 23,891,835,004 20,812,610 1/19/21 — (764,823)
South Korean Won .. HSBK Sell 33,601,079,270 29,392,837 1/19/21 3,549 (956,855)
South Korean Won .. UBSW Sell 28,151,942,235 24,645,907 1/19/21 3,243 (782,200)
Swiss Franc ....... BOFA Buy 1,865,597 2,069,106 1/19/21 — (12,352)
Swiss Franc ....... BOFA Sell 18,005,556 19,760,268 1/19/21 — (90,215)
Swiss Franc ....... BZWS Buy 1,865,597 2,069,321 1/19/21 — (12,567)
Swiss Franc ....... BZWS Sell 18,024,074 19,779,255 1/19/21 — (91,643)
Swiss Franc ....... CITI Buy 1,865,597 2,069,373 1/19/21 — (12,619)
Swiss Franc ....... CITI Sell 11,560,865 12,678,639 1/19/21 — (66,802)
Swiss Franc ....... HSBK Buy 1,865,597 2,069,373 1/19/21 — (12,619)
Swiss Franc ....... HSBK Sell 17,998,742 19,753,158 1/19/21 — (89,812)
Swiss Franc ....... UBSW Buy 1,865,597 2,069,087 1/19/21 — (12,332)
Swiss Franc ....... UBSW Sell 18,005,224 19,757,084 1/19/21 — (93,032)
Thai Baht ......... BOFA Buy 10,857,994 346,854 1/19/21 11,668 —
Thai Baht ......... BOFA Sell 166,995,732 5,357,122 1/19/21 — (156,926)
Thai Baht ......... BZWS Buy 10,857,994 346,836 1/19/21 11,684 —
Thai Baht ......... BZWS Sell 167,140,602 5,360,467 1/19/21 — (158,366)
Thai Baht ......... CITI Buy 10,857,994 346,806 1/19/21 11,715 —

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 17 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Thai Baht ......... CITI Sell 166,956,862 5,355,074 1/19/21 $ — $ (157,691)
Thai Baht ......... HSBK Buy 10,857,994 346,854 1/19/21 11,668 —
Thai Baht ......... HSBK Sell 166,877,410 5,353,241 1/19/21 — (156,901)
Thai Baht ......... UBSW Buy 10,857,994 346,829 1/19/21 11,692 —
Thai Baht ......... UBSW Sell 167,045,189 5,359,363 1/19/21 — (156,319)
Yuan Renminbi ..... BOFA Sell 24,431,136 3,618,640 1/19/21 — (77,004)
Yuan Renminbi ..... BZWS Sell 24,461,316 3,621,918 1/19/21 — (78,291)
Yuan Renminbi ..... CITI Sell 24,459,846 3,621,950 1/19/21 — (78,037)
Yuan Renminbi ..... HSBK Sell 24,448,784 3,621,106 1/19/21 — (77,207)
Yuan Renminbi ..... UBSW Sell 24,475,993 3,624,322 1/19/21 — (78,107)
Total Forward Exchange Contracts ................................................... $1,887,391 $(26,617,975)
Net unrealized appreciation (depreciation) ............................................ $(24,730,584)
*
In U.S. dollars unless otherwise stated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Funds
Notes to Statements of Investments (unaudited)

1. Organization
Templeton Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds’
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.

Templeton Funds
Notes to Statements of Investments (unaudited)

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties.  Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
The following Funds have invested in derivatives during the period.
Templeton World Fund - Forwards
2. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Statements of Investments (unaudited)

4. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
6. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2020, investments in affiliated management investment companies were as follows:
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $12,744,788 $(12,700,542) $ — $ — $44,246 44,246 $—
Total Affiliated Securities .... $— $12,744,788 $(12,700,542) $— $— $44,246 $—
Templeton International Climate Change Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $74,649 $252,133 $(236,374) $— $— $90,408 90,408 $—
Total Affiliated Securities .... $74,649 $252,133 $(236,374) $— $— $90,408 $—

Templeton Funds
Notes to Statements of Investments (unaudited)

• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Common Stocks :
Australia ............................. $ — $ 18,664,145 $ — $ 18,664,145
Belgium ............................. — 19,234,518 — 19,234,518
Brazil ............................... 46,395,542 — — 46,395,542
Canada ............................. 27,088,977 — — 27,088,977
China ............................... 50,671,306 86,240,900 — 136,912,206
France .............................. — 78,358,495 — 78,358,495
Germany ............................ — 290,665,482 — 290,665,482
Hong Kong ........................... — 157,542,218 — 157,542,218
India ................................ — 65,845,724 — 65,845,724
Japan ............................... — 863,526,154 — 863,526,154
Luxembourg .......................... — 66,168,285 — 66,168,285
Netherlands .......................... 84,335,996 139,334,294 — 223,670,290
Norway .............................. — 55,132,615 — 55,132,615
Portugal ............................. — 33,759,835 — 33,759,835
South Korea .......................... — 252,039,069 — 252,039,069
Spain ............................... — 33,771,897 — 33,771,897
Switzerland ........................... — 50,699,584 — 50,699,584
Taiwan .............................. — 88,853,705 — 88,853,705
Thailand ............................. — 40,070,427 — 40,070,427
United Kingdom ....................... — 379,318,117 — 379,318,117
United States ......................... 182,584,380 — — 182,584,380
Short Term Investments ................... 44,246 147,000,000 — 147,044,246
Total Investments in Securities ........... $391,120,447 $2,866,225,464 $— $3,257,345,911
Templeton International Climate Change Fund
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. — 124,782 — 124,782
China ............................... — 68,833 — 68,833
Denmark ............................ — 180,471 — 180,471
France .............................. — 296,951 — 296,951
Germany ............................ — 270,862 — 270,862
India ................................ 98,410 23,958 — 122,368
Italy ................................ — 109,768 — 109,768
Japan ............................... — 232,781 — 232,781
Mexico .............................. 39,855 — — 39,855
Netherlands .......................... — 202,425 — 202,425
South Korea .......................... — 145,476 — 145,476
Spain ............................... 38,802 186,078 — 224,880
Sweden ............................. — 71,045 — 71,045
Switzerland ........................... — 105,308 — 105,308
Taiwan .............................. 77,616 77,723 — 155,339
7. Fair Value Measurements
(continued)

Templeton Funds
Notes to Statements of Investments (unaudited)

8. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Templeton International Climate Change Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
United Kingdom ....................... $ — $ 24,632 $ — $ 24,632
Short Term Investments ................... 90,408 — — 90,408
Total Investments in Securities ........... $345,091 $2,121,093 $— $2,466,184
Templeton World Fund
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. — 74,101,174 — 74,101,174
Brazil ............................... 48,764,457 — — 48,764,457
China ............................... 49,630,581 72,348,107 — 121,978,688
Denmark ............................ — 29,875,390 — 29,875,390
France .............................. — 123,672,898 — 123,672,898
Germany ............................ 3,217,374 182,235,200 — 185,452,574
Hong Kong ........................... — 56,093,062 — 56,093,062
Japan ............................... — 487,797,031 — 487,797,031
Luxembourg .......................... — 65,766,130 — 65,766,130
Macau .............................. — 34,507,160 — 34,507,160
Netherlands .......................... 40,987,848 18,652,506 — 59,640,354
South Korea .......................... — 140,783,166 — 140,783,166
Switzerland ........................... — 83,896,859 — 83,896,859
Thailand ............................. — 28,460,375 — 28,460,375
United Kingdom ....................... — 191,369,309 — 191,369,309
United States ......................... 1,079,445,581 — — 1,079,445,581
Short Term Investments ................... — 240,000,000 — 240,000,000
Total Investments in Securities ........... $1,222,045,841 $1,829,558,367 $— $3,051,604,208
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 1,887,391 $ — $ 1,887,391
Total Other Financial Instruments ......... $— $1,887,391 $— $1,887,391
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 26,617,975 — 26,617,975
Total Other Financial Instruments ......... $— $26,617,975 $— $26,617,975
7. Fair Value Measurements
(continued)

Templeton Funds
Notes to Statements of Investments (unaudited)

Abbreviations
Counterparty
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
UBSW
UBS AG
Selected Portfolio
ADR American Depositary Receipt
FDR Foreign Depositary Receipt
GDR Global Depositary Receipt
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.